Label	Element	Value
T. Rowe Price Multi-Strategy Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Strategy Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks strong long-term risk adjusted returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 133.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund uses a highly flexible investment approach in an effort to provide attractive returns, relative to the returns on cash, that bear low correlation to moves in the broader equity and fixed income markets through various market environments, as well as to maintain low overall volatility. The fund has broad discretion in seeking investments and utilizes a wide range of strategies to invest across a variety of asset classes including stocks, fixed-income securities, and derivatives.

The fund primarily seeks exposure to the following strategies, which rely on both fundamental and quantitative research, and are described in more detail below: Macro and Absolute Return; Fixed Income Absolute Return; Equity Research Long/Short; Volatility Relative Value; Style Premia; Dynamic Credit; Dynamic Emerging Markets Bond; Global Stock; and Sector

Strategies. The fund’s allocation to a particular strategy will vary, and the fund may not have exposure to all of the strategies at all times. The fund’s overall allocation to each component strategy is driven by both risk analytics and the adviser’s outlook on the global economy and securities markets. Through exposure to these strategies, the fund seeks returns that are mostly independent of market direction.

The fund expects to primarily allocate its overall portfolio among the following strategies:

Dynamic Credit This is a highly flexible strategy that invests in a variety of debt instruments (including derivatives) with an emphasis on finding asymmetric long and short opportunities in individual issuers while actively managing volatility inherent in credit investing.

Dynamic Emerging Markets Bond This benchmark-agnostic, flexible strategy combines high-conviction ideas across sovereign, corporate and local currency emerging markets bonds. The strategy seeks to balance uncorrelated opportunities in order to deliver a consistent return profile over time.

Equity Research Long/Short This strategy relies on T. Rowe Price’s extensive fundamental research capabilities to provide long and short exposure to global large-cap stocks. Utilizing a proprietary global rating system developed and maintained by T. Rowe Price, long positions are established in the stocks of companies that the adviser views as attractive within the large-cap stock universe and short positions are established in companies viewed as unattractive. The strategy leverages T. Rowe Price analyst convictions in companies to create a dynamically traded component portfolio that seeks to achieve returns that are not closely correlated with the returns of the overall equity markets.

Fixed Income Absolute Return This flexible fixed income strategy seeks consistent positive returns without constraints to particular benchmarks or fixed income asset classes, such as government-issued securities or corporate bonds. The strategy has broad discretion to adjust duration (which measures price sensitivity to interest rate changes), credit exposure (which refers to the allocation between investment-grade and non-investment grade instruments, commonly known as junk bonds), and overall volatility (which refers to the amount of risk associated with the strategy as a whole) based on interest rates and global fixed income investing conditions.

Global Stock This strategy seeks to capture the excess return of T. Rowe Price’s Global Stock strategy over its benchmark. The underlying global equity strategy reflects a growth style and seeks to obtain exposure to stocks in at least five countries, including both developed and, to a lesser extent, emerging markets.

Macro and Absolute Return This strategy seeks to leverage T. Rowe Price’s global research expertise to select investments that represent, in the adviser’s opinion, the best investment ideas across all equity and fixed income asset classes. The ideas can be macro in nature, meaning that they rely on T. Rowe Price’s analysis and prediction of large-scale events or trends that create the potential for strong performance, or they can be security-specific ideas that are focused on the expected return of a particular security or group of securities.

Sector Strategies To implement this strategy, the fund will gain exposure to a mix of broad sectors, including, for example, the technology, industrials, consumer, health sciences, financial services, natural resources, and real estate sectors. This strategy seeks to capture the excess return of a mix of sector strategies over each strategy’s respective benchmark. The allocation to specific sectors may change over time.

Style Premia This strategy analyzes various instruments across certain asset classes such as currencies, equity index futures, and bond or interest rate futures, in order to select investments based on whether the instrument exhibited positive characteristics or factors. Instruments in each asset class are evaluated based on factors the adviser believes to be predictive of attractive return. These factors include, but are not limited to, value (which focuses on investments that appear cheap over those that appear expensive), momentum (which focuses on investments that have performed well over those that have underperformed over a given period of time), and carry (which focuses on investments with natural or implied higher yields over those with lower yields, seeking to capture the tendency for higher-yielding assets to provide higher returns than lower-yielding assets). The resulting component portfolio aims to have positive (“long”) exposure to instruments that measured favorably under our factors and negative (“short”) exposure to those that measured unfavorably.

Volatility Relative Value This strategy compares the market price of an option to our own forecast of the risk associated with the option’s underlying reference asset (for example, a treasury future or an equity index). Based on this analysis, we can form a view on whether that option is trading above or below fair value. We select investments for the strategy by selling options (if they are deemed overpriced by the adviser) and buying options (if they are deemed underpriced by the adviser).

The fund has considerable flexibility in seeking capital preservation over time and low overall volatility, and its portfolio is constructed with a goal of providing consistent returns during any market environment. While the fund may lose value at times, the goal is to avoid periods of loss that coincide with negative returns in traditional asset classes, particularly equities. The fund’s adviser may adjust the portfolio and overall risk profile by making tactical decisions to overweight or underweight particular strategies, asset classes, or sectors based on the adviser’s outlook for the global economy and securities markets or risk considerations, as well as by establishing additional long or short positions outside of the strategies listed above, either through derivatives or physical securities.

The fund may invest in securities issued by both U.S. and non-U.S. issuers, including issuers in emerging market countries. The fund may invest in stocks issued by companies of any market capitalization. The fixed and floating rate securities in which the fund may invest include bonds issued by U.S. and foreign corporations and governments, and bank loans. The fund may gain exposure to short-term investment-grade corporate and government securities. The fund may invest in debt instruments of any maturity, duration, or credit rating, including high yield or “junk” bonds. The fund may obtain exposure to commodities by investing in shares of one or more exchange-traded funds and exchange-traded notes (and total return swaps involving exchange-traded funds and exchange-traded notes) that invest in commodities.

The fund uses a variety of derivatives including swaps, options, futures, and forwards, including currency derivatives for a variety of purposes, such as to efficiently access or adjust exposure to certain market segments, or in an attempt to manage portfolio volatility.

The fund has the flexibility to obtain long and short positions through a variety of derivative instruments. When the fund takes a long position, it purchases a security that it anticipates will benefit from an increase in the price of that security. Similarly, taking a long position through a derivative instrument will benefit from an increase in the price of the underlying instrument. The fund establishes its short positions through derivative instruments, which will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. For example, a fund could sell futures contracts on a particular index where the value of the futures contract exceeds the value of the bonds or stocks represented in the index that are held by the fund, or the fund could sell futures or enter into interest rate swaps with respect to a particular bond market without owning any bonds in that market. Simultaneously engaging in long investing and short selling is designed to reduce the net exposure of the overall portfolio to general market movements.

The fund expects to maintain long and short positions in equity securities, fixed income instruments, and commodity-based exchange-traded funds through total return swaps and total return basket swaps. Total return swaps and total return basket swaps may be used to obtain exposure to a security without owning or taking physical custody of such security. Total return swaps and total return basket swaps are bilateral contracts that provide all of the economic benefits and risks equivalent to direct investments. The value of these swaps also reflects a “financing cost” which includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. While a long equity position will benefit from an increase in price of the security (or underlying security), a short equity position will benefit from a decrease in price of the security or underlying security and will lose value if the price of the security increases.

The fund’s use of options can involve selling or buying put or call options in order to monetize the adviser’s views on expected forward realized volatility, or for hedging purposes. Call options give the investor the right to purchase (when the investor purchases the option), or the obligation to sell (when the investor “writes” or sells the option), an asset at a predetermined price in the future. Put options give the purchaser of the option the right to sell, or the seller (or “writer”) of the option the obligation to buy, an asset at a predetermined price in the future. The fund's use of options will be primarily at the index or asset class level, but is expected to also include options on individual issuers. The fund has flexibility to write options with or without holding the underlying reference asset.

The fund may enter into a futures contract pursuant to which it agrees to sell an asset at a specified price at a specified point in the future. The fund’s use of futures typically serves as an efficient means of gaining exposure to a particular segment of the market (for example, to increase the fund’s exposure to movements in a particular index), to reduce (or hedge) the risk associated with price movements in an underlying asset by offsetting long and short positions, to adjust portfolio duration, or to reduce volatility either for the fund as a whole or within one of its underlying strategies.

The fund uses forward currency exchange contracts, which are contracts between two counterparties to exchange one currency for another on a future date at a specified exchange rate, primarily to reflect the adviser’s outlook on the strength or weakness of the U.S. dollar compared to foreign currencies and the relative value of various foreign currencies to one another, although they may be used to protect certain holdings from adverse currency movements or to moderate the fund’s overall currency exposure. The fund has flexibility to purchase and sell currencies independently of whether the fund owns instruments denominated in those currencies. The fund may take a short position in a currency, which means that the fund could sell a currency in excess of its assets denominated in that currency or sell a currency even if it does not own any assets denominated in that currency.

The fund may buy or sell credit default swaps involving a specific issuer or an index in order to adjust the fund’s overall credit exposure, as well as to protect the value of certain portfolio holdings. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as defaults and bankruptcies related to an issuer or underlying credit instrument.

The fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Junk investing Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, and loans that are rated below investment grade, expose the fund to greater volatility and credit risk than investments in securities that are rated investment grade. Issuers of junk bonds and loans are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds and loans rated below investment grade carry a higher risk of default and should be considered speculative.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments, such as the discontinuation and replacement of benchmark rates, are likely to affect the interest rates or yields of the securities in which the fund invests.

Derivatives The fund uses derivatives including swaps, options, futures and forwards, including currency derivatives, and is therefore potentially exposed to additional losses not typically associated with direct investments in traditional securities. In addition, for instruments not traded on an exchange, there is a risk that a counterparty to the transaction could default and fail to meet its obligations under the derivatives contract. The values of the fund’s positions in such derivatives will fluctuate in response to changes in the value of the underlying index or security and the fund is exposed to the risk that the underlying index or security will not move in a direction that is favorable to the fund.

Leverage Establishing short positions and investing in futures contracts, options and swaps and other derivative instruments could give rise to economic leverage. These transactions may expose the fund to greater risk and increase its costs. The use of leverage may cause the fund to liquidate portfolio holdings when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the fund’s portfolio will be magnified when the fund uses leverage.

Options When the fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other reference assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the fund were permitted to expire without being sold or exercised, its premium would represent a loss to the fund.

Swaps The fund’s use of total return swaps, total return basket swaps, and credit default swaps subjects the fund to credit risks (if the counterparty fails to meet its obligations) and market risks (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset). Credit default swap agreements involve additional risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual credit event (such as default by the issuer of the underlying obligation), as opposed to a credit downgrade or other indication of financial difficulty.

Forwards and futures contracts There may be an imperfect correlation between the change in market value of an instrument held by the fund and the price of a forward or futures contract. In addition, there may be a lack of a liquid secondary market for a forward or futures contract, which could result in an inability to close a forward or futures contract when desired. The fund may experience losses caused by unanticipated market movements, which are potentially unlimited. The fund is also subject to the risk that the fund’s adviser is unable to predict correctly the direction of securities prices, interest rates, currency exchange rates and other factors.

Short positions A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the fund to suffer a (potentially unlimited) loss. Short sales may also involve transaction and financing costs that will reduce potential fund gains and increase potential fund losses.

Risk models and quantitative models Risk models are designed to provide risk forecasts, and as such realized risk can be materially different from expected risk as implied by the model. Since portfolio positioning is informed by the risk estimates, realized portfolio returns may be different (e.g., lower returns and/or greater experienced portfolio volatility) than intended by the adviser. In addition, the fund relies on quantitative models and the analysis of specific metrics to construct part of the fund’s overall portfolio. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. Relying on risk and quantitative models entails the risks that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the adviser may not be successful in selecting securities for investment or determining the weighting of particular securities in the fund’s portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select securities through the use of risk-based and/or quantitative models.

Currency exposure Because the fund invests in securities issued in foreign currencies, the fund is subject to the risk that it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between such currencies and the U.S. dollar.

International investing Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Bank loans Investments in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Exchange-traded funds The fund will bear its proportionate share of the fees and expenses of each exchange-traded fund in which it invests. An investment in an exchange-traded fund involves substantially the same risks as investing directly in the exchange-traded fund’s underlying assets, although an exchange-traded fund may trade at a premium or discount to the actual net asset value of its portfolio securities, may have greater price volatility than its underlying assets, and its shares may have lower overall liquidity.

LIBOR transition Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term

Eurodollar deposits between major international banks. After June 30, 2023, LIBOR will cease to be published. The Federal Reserve Board has adopted regulations identifying benchmark rates based on the Secured Overnight Financing Rate (SOFR) that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interests in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Portfolio turnover High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	7.59%	Worst Quarter	3/31/22	-3.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Multi-Strategy Total Return Fund | ICE BofA US 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
T. Rowe Price Multi-Strategy Total Return Fund | ICE BofA US 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%	[1]
T. Rowe Price Multi-Strategy Total Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[2]
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.19%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
1 Year	rr_ExpenseExampleYear01	$ 121
3 Years	rr_ExpenseExampleYear03	416
5 Years	rr_ExpenseExampleYear05	733
10 Years	rr_ExpenseExampleYear10	$ 1,631
Annual Return 2019	rr_AnnualReturn2019	7.36%
Annual Return 2020	rr_AnnualReturn2020	13.20%
Annual Return 2021	rr_AnnualReturn2021	(2.07%)
Annual Return 2022	rr_AnnualReturn2022	(4.69%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.59%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.67%)
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2018
T. Rowe Price Multi-Strategy Total Return Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
T. Rowe Price Multi-Strategy Total Return Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
T. Rowe Price Multi-Strategy Total Return Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.05%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	619
10 Years	rr_ExpenseExampleYear10	$ 1,378
1 Year	rr_AverageAnnualReturnYear01	(4.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 23, 2018
T. Rowe Price Multi-Strategy Total Return Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.60%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
1 Year	rr_ExpenseExampleYear01	$ 163
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	935
10 Years	rr_ExpenseExampleYear10	$ 2,050

[1]	Return since 2/23/18.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]

T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2024) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.19%. The agreement may only be terminated at any time after February 29, 2024, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.19%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).

[4]

T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2024) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 29, 2024, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).

[5]

T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2024) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.60%. The agreement may only be terminated at any time after February 29, 2024, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.60%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).